Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Research tax credits	$ 3,886,000	$ 3,886,000
Deferred tax liabilities	0	$ 200
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 339,900,000		$ 2,300,000
Accumulated operating loss carryforward period	20 years
Accumulated operating loss carryforward indefinitely	$ 337,600,000
Operating loss carryforwards limitation on use description	80% taxable income limitation
Operating loss carryforward expiration year	2037
Research tax credits	$ 3,500,000
Income tax credit research expiration year	2039
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 384,700,000
Operating loss carryforward expiration year	2025
Research tax credits	$ 1,700,000